Cover	Apr. 29, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 29, 2022
Entity Registrant Name	LANTHEUS HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36569
Entity Tax Identification Number	35-2318913
Entity Address, Address Line One	331 Treble Cove Road
Entity Address, City or Town	North Billerica
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01862
City Area Code	978
Local Phone Number	671-8001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	LNTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001521036